PROVISIONS, CONTINGENT LIABILITIES AND CONTINGENT ASSETS (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	R$ 95,557.6	R$ 91,560.7
Income Tax And Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	63,621.0	60,453.5
Value Added And Excise Taxes [Member]
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	26,761.0	25,904.6
PIS and COFINS [member]
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	3,496.2	3,293.5
Other contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	R$ 1,679.4	R$ 1,909.1